LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Basic Loss Per Share
	Year ended December 31,
	2023	2024	2025
	in USD thousands
Loss attributed to ordinary shares	(60,614)	(9,221)	(2,026)

	in thousands
Number of shares used in basic calculation	963,366	1,198,108	2,465,273

	in USD
Basic and diluted loss per ordinary share	(0.06)	(0.01)	(0.00)